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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2005
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           5-13-05
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     14
         Form 13F Information Table Value Total:    $164,021 (in thousands)
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Okabena Investment Services, Inc.
FORM 13F
31-Mar-05

                                                                        Voting Authority
                                                                        -------------------------
                                                      Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer          Title of class  CUSIP        (x$1000)  Prn Amt  Prn  Call  Dscretn   Managers   Sole   Shared None
----------------        --------------  ---------    --------  -------  ---  ----  -------   --------   ----   ------ -----
AEP INDUSTRIES          COM             1031103         9031    457268 SH         Sole                 457268
BOEING CO               COM             097023105      12025    205700 SH         Sole                 205700
BOSTON SCIENTIFIC CORP  COM             101137107       7030    240000 SH         Sole                 240000
CITIGROUP               COM             172967101       1573     35000 SH         Other                 35000
COCA COLA CO            COM             191216100       5700    136800 SH         Sole                 136800
CYBERGUARD              COM             231091010       1154    140000 SH         Sole                 140000
INTEL                   COM             458140100      27876   1200000 SH         Sole                1200000
MCKESSON CORP           COM             58155Q103       1691     44787 SH         Sole                  44787
MICROSOFT CORP          COM             594918104      16240    671907 SH         Sole                 671907
STAPLES INC             COM             855030102       8055    256291 SH         Sole                 256291
TARGET CORP             COM             87612E106      44507    889789 SH         Other                889789
UNITEDHEALTH GROUP      COM             91324p102      23510    246492 SH         Sole                 246492
ZYGO CORP               COM             989855101       2300    177480 SH         Sole                 177480
GRUPO TMM S A DE CV
  SPON ADR A SHS        ADR             40051D105       3329   1087841 SH         Sole                1087841
REPORT SUMMARY                       14 DATA RECORDS  164021            0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED